Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Trade And Other Payables [Abstract]
Other trade payables	$ 74,814	$ 36,669
Accrued expenses	43,012	42,077
Advance from customers	63,604	42,453
Advance from vendor		364
Total	$ 181,430	$ 121,563